Cover	Feb. 14, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K (the “Original 8-K”) that was filed by NeuroOne Medical Te hnologies Corporation (the “Company”) with the Securities and Exchange Commission on February 14, 2025. The Company is filing this Amendment only to include Item 5.02 to provide information about the NeuroOne Medical Technologies Corporation 2025 Equity Incentive Plan, which was approved by the Company’s stockholders at the annual meeting of the stockholders held on February 14, 2025, as disclosed in Item 5.07 of the Original 8-K, and to file the NeuroOne Medical Technologies Corporation 2025 Equity Incentive Plan and NeuroOne Medical Technologies Corporation 2025 Equity Incentive Plan Forms of Restricted Stock Unit Agreement and Option Grant Agreement as exhibits hereto. This Amendment amends and restates the Original 8-K in its entirety.
Document Period End Date	Feb. 14, 2025
Entity File Number	001-40439
Entity Registrant Name	NeuroOne Medical Technologies Corporation
Entity Central Index Key	0001500198
Entity Tax Identification Number	27-0863354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7599 Anagram Dr.
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	952
Local Phone Number	426-1383
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NMTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false